PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment

	December 31,
	2021	2020
Cost:
Computers and peripheral equipment	$207,843	$192,898
Internal use software	191,697	145,914
Office furniture and equipment	6,585	10,417
Leasehold improvements	56,835	56,976
	462,960	406,205
Accumulated depreciation:
Computers and peripheral equipment	162,487	147,618
Internal use software	109,501	75,743
Office furniture and equipment	3,529	6,733
Leasehold improvements	41,789	38,326
	317,306	268,420
Depreciated cost	$145,654	$137,785